Employee Benefits - Assumption of Black-Scholes Option Valuation of Fair Value of Company's Stock Options (Detail) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Compensation Related Costs [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Forfeiture Amount		€ 0		€ 0
Weighted average share price (in EUR)	€ 0.0	€ 88.3		€ 88.1
Volatility (in percentage)	0.00%	27.20%		28.70%
Expected life (in years)		5 years 8 months 12 days		5 years 7 months
Risk free interest rate	0.00%	0.00%		0.00%
Expected dividend yield (in EUR)	€ 0.00	€ 2.94		€ 2.52
Forfeiture rate	0.00%	0.00%	[1]	0.00%	[1]

[1]	For the years ending December 31, 2016 and 2015, forfeitures are estimated to be nil.